Label	Element	Value
Invesco BulletShares 2030 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 5, 2024 TO THE PROSPECTUSES DATED DECEMBER 20, 2023 OF: Invesco BulletShares 2030 Municipal Bond ETF (BSMU) (the “Fund”)
Risk/Return [Heading]	rr_RiskReturnHeading	Invesco BulletShares 2030 Municipal Bond ETF
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following replaces the table included under the section titled “Average Annual Total Returns (for the periods ended December 31, 2022)” on Page 4 of the Summary Prospectus and Prospectus for the Fund:

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.

Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares® Municipal Bond 2030 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.19%)
Invesco BulletShares 2030 Municipal Bond ETF | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2020
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.39%)
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.90%)